United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 415 N. McKinley, Suite 1200
         Little Rock, AR 72205

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas July 23, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     2842   162470 SH       SOLE                   162470
Alltel Corp                    COM              020039103     1587    33775 SH       SOLE                    33775
America Online Inc             COM              00184a105     1323    89930 SH       SOLE                    89930
Amgen                          COM              031162100     1869    44636 SH       SOLE                    44636
Anadarko Pete Corp             COM              032511107      345     7000 SH       SOLE                     7000
Anheuser Busch Cos             COM              035229103      510    10200 SH       SOLE                    10200
BJ Services                    COM              055482103     2669    78775 SH       SOLE                    78775
BP Amoco PLC ADR               COM              055622104      602    11916 SH       SOLE                    11916
Bankshares of Fayetteville     COM              066515107     1266    42195 SH       SOLE                    42195
Bombay Company                 COM              097924104       55    12300 SH       SOLE                    12300
Bristol Myers Squibb           COM              110122108      366    14235 SH       SOLE                    14235
Calpine Corporation            COM              131347106      690    98200 SH       SOLE                    98200
Cardinal Health Inc            COM              14149y108     2123    34575 SH       SOLE                    34575
Citigroup                      COM              172967101     2495    64399 SH       SOLE                    64399
Citizens Holding Co            COM              174715102      741    46327 SH       SOLE                    46327
Clayton Homes Inc              COM              184190106      532    33684 SH       SOLE                    33684
Coca Cola Co                   COM              191216100     1008    18000 SH       SOLE                    18000
Comcast Corp                   COM              200300200     2006    84125 SH       SOLE                    84125
Danaher Corp                   COM              235851102      250     3775 SH       SOLE                     3775
Diebold Inc                    COM              253651103     1652    44350 SH       SOLE                    44350
E M C Corp Mass                COM              268648102     1383   183207 SH       SOLE                   183207
Exxon Mobil Corp               COM              302290101     1665    40688 SH       SOLE                    40688
Federal Natl Mtg Assn          COM              313586109     2994    40590 SH       SOLE                    40590
Filene's Basement              COM              316866102        0    15000 SH       SOLE                    15000
First Data Corp                COM              319963104     2486    66835 SH       SOLE                    66835
Fuelcell Energy                COM              35952h106      192    18700 SH       SOLE                    18700
General Elec Co                COM              369604103     3146   108280 SH       SOLE                   108280
Guidant Corp                   COM              401698105     1168    38625 SH       SOLE                    38625
Hewlett Packard Co             COM              428236103      196    12827 SH       SOLE                    12827
Intel Corp                     COM              458140100     1679    91901 SH       SOLE                    91901
International Paper Co         COM              460146103      410     9400 SH       SOLE                     9400
Intersil Corporation           COM              46069s109      218    10200 SH       SOLE                    10200
Intl Business Mach             COM              459200101      680     9450 SH       SOLE                     9450
Kinross Gold                   COM              496902107       51    22251 SH       SOLE                    22251
Lowes Cos Inc                  COM              548661107     2596    57170 SH       SOLE                    57170
Morgan St Dean Witter          COM              617446448     2320    53847 SH       SOLE                    53847
Murphy Oil Corp.               COM              626717102      340     4125 SH       SOLE                     4125
New Amer Hi Inc Fd             COM              641876107       80    35000 SH       SOLE                    35000
Newmont Mng Corp               COM              651639106      423    16050 SH       SOLE                    16050
Nucor Corp                     COM              670346105      299     4600 SH       SOLE                     4600
Oracle Corp                    COM              68389X105     2097   221431 SH       SOLE                   221431
Pfizer Inc                     COM              717081103     2932    83783 SH       SOLE                    83783
Pitney Bowes Inc               COM              724479100     1096    27600 SH       SOLE                    27600
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Regions Finl Corp              COM              758940100      243     6910 SH       SOLE                     6910
Royal Oak Mines                COM              78051D105        0    38000 SH       SOLE                    38000
Schlumberger Ltd               COM              806857108     1848    39750 SH       SOLE                    39750
Scotts Companies               COM              810186106     1496    32950 SH       SOLE                    32950
Simmons First National         COM              828730200      205     4818 SH       SOLE                     4818
Southwest Airls Co             COM              844741108     1790   110791 SH       SOLE                   110791
Sun Microsystems Inc           COM              866810104      956   190826 SH       SOLE                   190826
Teekay Shipping Corp           COM              V89564104      207     5600 SH       SOLE                     5600
Tellabs Inc                    COM              879664100      264    42650 SH       SOLE                    42650
Texas Instrs Inc               COM              882508104     2129    89848 SH       SOLE                    89848
Tyco Intl LTD New              COM              902124106     1521   112592 SH       SOLE                   112592
Tyson Foods Inc Cl A           COM              902494103      340    21915 SH       SOLE                    21915
Union Pac Corp                 COM                             247     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     1913    30975 SH       SOLE                    30975
United Technologies            COM              913017109      489     7196 SH       SOLE                     7196
Wal Mart Stores Inc            COM              931142103     8051   146359 SH       SOLE                   146359
Weyerhaeuser Co.               COM              962166104      789    12350 SH       SOLE                    12350
Whirlpool Corp                 COM              963320106      235     3600 SH       SOLE                     3600
Wyeth                          COM              983024100     1423    27800 SH       SOLE                    27800
Bankshares of Fayetteville     PRD                             315    10500 SH       SOLE                    10500
Simmons 1st Ntl A $5           PRD              828730200      226     5300 SH       SOLE                     5300

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 65

Form 13F Information Tablle Value Total: $78,071

List of Other Included Managers:
No.		13F File Number		Name